Schedule of Investments
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.62%
Australia–2.56%
Breville Group Ltd.	60,268	$1,194,872
Cleanaway Waste Management Ltd.	518,732	949,798
Ventia Services Group Pty. Ltd.	477,157	1,612,625
Worley Ltd.	107,984	1,003,168
		4,760,463
Austria–2.03%
BAWAG Group AG(a)	14,601	1,924,894
DO & Co. AG	7,108	1,855,957
		3,780,851
Belgium–0.53%
D’Ieteren Group	5,230	981,660
Cayman Islands–0.13%
Bullish(b)	3,873	246,361
Chile–0.61%
Embotelladora Andina S.A., Class B, Preference Shares	285,655	1,125,266
China–1.65%
Full Truck Alliance Co. Ltd., ADR	108,504	1,407,297
Vipshop Holdings Ltd., ADR	84,586	1,661,269
		3,068,566
Denmark–1.07%
ALK-Abello A/S(b)	59,859	1,982,612
Finland–0.77%
Konecranes OYJ	17,189	1,423,064
France–5.22%
Coface S.A.	100,637	1,881,729
Exail Technologies S.A.(b)	14,128	1,692,363
ID Logistics Group SACA(b)	2,951	1,397,283
Neurones	69,249	3,234,892
Planisware S.A.	65,908	1,517,178
		9,723,445
Georgia–0.95%
Lion Finance Group PLC	17,161	1,769,851
Germany–3.86%
CTS Eventim AG & Co. KGaA	20,155	1,978,707
Hypoport SE(b)	8,474	1,375,944
PFISTERER Holding SE(b)	23,654	2,001,890
Scout24 SE(a)	14,575	1,828,542
		7,185,083
Greece–2.01%
Karelia Tobacco Co., Inc. S.A.	9,265	3,743,545
Italy–0.45%
DiaSorin S.p.A.	9,361	831,638
Japan–10.18%
Chiba Bank Ltd. (The)	163,700	1,715,977
Shares		Value
Japan–(continued)
Daiei Kankyo Co. Ltd.	66,900	$1,512,410
Daifuku Co. Ltd.	53,100	1,699,411
GENDA, Inc.(b)	199,800	1,178,598
Hitachi Construction Machinery Co. Ltd.(c)	54,500	1,741,533
Japan Elevator Service Holdings Co. Ltd.	114,600	1,454,605
Kobe Bussan Co. Ltd.	47,100	1,298,095
Nippon Gas Co. Ltd.	83,700	1,565,413
Niterra Co. Ltd.	47,000	1,812,992
OBIC Business Consultants Co. Ltd.	22,700	1,396,492
SHO-BOND Holdings Co. Ltd.	54,200	1,782,203
Tokyo Tatemono Co. Ltd.	89,500	1,791,427
		18,949,156
Poland–2.10%
Diagnostyka S.A.	22,880	1,200,018
Mo-BRUK S.A.(c)	11,099	850,229
Warsaw Stock Exchange	117,779	1,863,115
		3,913,362
Spain–1.63%
Laboratorios Farmaceuticos Rovi S.A.	44,237	3,034,440
Sweden–4.38%
Asker Healthcare Group AB(b)	372,491	3,391,429
Bufab AB	171,482	1,613,352
Karnov Group AB(b)	151,395	1,813,827
NCAB Group AB(b)	254,069	1,335,005
		8,153,613
Tanzania–1.15%
Helios Towers PLC(b)	1,065,292	2,139,515
United Kingdom–7.52%
Costain Group PLC	634,216	1,149,322
Diploma PLC	25,883	1,852,606
ME Group International PLC	1,567,359	3,920,860
Mortgage Advice Bureau Holdings Ltd.	191,444	1,850,395
Rightmove PLC	131,642	1,257,160
Savills PLC	76,795	987,428
SigmaRoc PLC(b)	1,831,690	2,979,497
		13,997,268
United States–45.82%
ADMA Biologics, Inc.(b)	58,587	858,885
Advanced Energy Industries, Inc.	8,645	1,470,860
AeroVironment, Inc.(b)	5,901	1,858,166
Applied Industrial Technologies, Inc.	5,452	1,423,245
ATI, Inc.(b)	17,651	1,435,732
Axsome Therapeutics, Inc.(b)	7,185	872,618
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	22,683	639,887
Bancorp, Inc. (The)(b)	33,927	2,540,793
BGC Group, Inc., Class A	119,293	1,128,512
Carpenter Technology Corp.	3,723	914,145
Casella Waste Systems, Inc., Class A(b)	10,233	970,907
Cheesecake Factory, Inc. (The)(c)	21,767	1,189,349
Chefs’ Warehouse, Inc. (The)(b)	16,583	967,286
See accompanying notes which are an integral part of this schedule.
Invesco Global Small Cap Equity Fund

Shares		Value
United States–(continued)
Commvault Systems, Inc.(b)	7,255	$1,369,599
Core & Main, Inc., Class A(b)	19,591	1,054,584
Crane Co.	5,694	1,048,493
Dave, Inc.(b)	5,502	1,096,824
Donnelley Financial Solutions, Inc.(b)	15,784	811,771
DT Midstream, Inc.	16,525	1,868,316
EastGroup Properties, Inc.	5,518	933,977
Encompass Health Corp.	15,009	1,906,443
Everus Construction Group, Inc.(b)	13,517	1,159,083
ExlService Holdings, Inc.(b)	11,656	513,214
Flex Ltd.(b)	43,229	2,505,985
Frontdoor, Inc.(b)	26,071	1,754,318
Gaming and Leisure Properties, Inc.	21,542	1,004,073
Gates Industrial Corp. PLC(b)	66,100	1,640,602
Grand Canyon Education, Inc.(b)	5,200	1,141,504
Griffon Corp.	16,807	1,279,853
Guardant Health, Inc.(b)	23,470	1,466,406
Huron Consulting Group, Inc.(b)	9,622	1,412,221
ICON PLC(b)	6,503	1,138,025
IES Holdings, Inc.(b)(c)	3,991	1,587,021
Impinj, Inc.(b)(c)	10,418	1,883,053
ITT, Inc.	8,287	1,481,384
Karman Holdings, Inc.(b)	20,010	1,444,722
Kontoor Brands, Inc.	15,895	1,267,944
M/I Homes, Inc.(b)	7,792	1,125,476
MACOM Technology Solutions Holdings, Inc.(b)	11,651	1,450,433
Miami International Holdings, Inc.(b)	18,178	731,846
MP Materials Corp.(b)(c)	24,270	1,627,789
Murphy USA, Inc.	2,181	846,795
Newmark Group, Inc., Class A	69,737	1,300,595
Ollie’s Bargain Outlet Holdings, Inc.(b)	10,725	1,377,090
Patrick Industries, Inc.	8,608	890,325
PennyMac Financial Services, Inc.	10,378	1,285,627
Piper Sandler Cos.	7,482	2,596,179
Powell Industries, Inc.(c)	5,609	1,709,679
Prestige Consumer Healthcare, Inc.(b)	11,832	738,317
Repligen Corp.(b)	7,753	1,036,344
REV Group, Inc.	38,679	2,191,939
Sanmina Corp.(b)	14,706	1,692,808
Shares		Value
United States–(continued)
Shift4 Payments, Inc., Class A(b)(c)	11,148	$862,855
Silicon Laboratories, Inc.(b)	12,058	1,581,166
Skyward Specialty Insurance Group, Inc.(b)	26,092	1,240,936
SPX Technologies, Inc.(b)	7,565	1,412,991
StepStone Group, Inc., Class A	28,989	1,893,272
Stifel Financial Corp.	14,436	1,638,053
Vericel Corp.(b)	21,516	677,109
Virtu Financial, Inc., Class A	36,617	1,299,903
WD-40 Co.	4,039	798,106
WESCO International, Inc.	5,619	1,188,419
Western Alliance Bancorporation	19,364	1,679,246
XPO, Inc.(b)	10,619	1,372,718
		85,285,816
Total Common Stocks & Other Equity Interests (Cost $161,149,359)		176,095,575
Money Market Funds–4.47%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	2,891,712	2,891,712
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	5,427,979	5,427,979
Total Money Market Funds (Cost $8,319,691)		8,319,691
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.09% (Cost $169,469,050)		184,415,266
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.38%
Invesco Private Government Fund, 4.14%(d)(e)(f)	2,782,219	2,782,219
Invesco Private Prime Fund, 4.26%(d)(e)(f)	7,235,875	7,238,046
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,020,265)		10,020,265
TOTAL INVESTMENTS IN SECURITIES—104.47% (Cost $179,489,315)		194,435,531
OTHER ASSETS LESS LIABILITIES–(4.47)%		(8,317,815)
NET ASSETS–100.00%		$186,117,716
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $3,753,436, which represented 2.02% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,277,830	$31,093,316	$(29,479,434)	$-	$-	$2,891,712	$97,268
Invesco Treasury Portfolio, Institutional Class	2,843,781	57,744,730	(55,160,532)	-	-	5,427,979	181,796
See accompanying notes which are an integral part of this schedule.
Invesco Global Small Cap Equity Fund

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$507,995	$9,747,865	$(7,473,641)	$-	$-	$2,782,219	$24,867*
Invesco Private Prime Fund	1,321,451	21,100,327	(15,183,650)	33	(115)	7,238,046	66,714*
Total	$5,951,057	$119,686,238	$(107,297,257)	$33	$(115)	$18,339,956	$370,645

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,760,463	$—	$4,760,463
Austria	—	3,780,851	—	3,780,851
Belgium	—	981,660	—	981,660
Cayman Islands	246,361	—	—	246,361
Chile	—	1,125,266	—	1,125,266
China	3,068,566	—	—	3,068,566
Denmark	—	1,982,612	—	1,982,612
Finland	—	1,423,064	—	1,423,064
France	—	9,723,445	—	9,723,445
Georgia	—	1,769,851	—	1,769,851
Germany	—	7,185,083	—	7,185,083
Greece	—	3,743,545	—	3,743,545
Italy	—	831,638	—	831,638
Japan	—	18,949,156	—	18,949,156
Poland	—	3,913,362	—	3,913,362
Spain	—	3,034,440	—	3,034,440
Sweden	—	8,153,613	—	8,153,613
Tanzania	—	2,139,515	—	2,139,515
United Kingdom	—	13,997,268	—	13,997,268
United States	85,285,816	—	—	85,285,816
Money Market Funds	8,319,691	10,020,265	—	18,339,956
Total Investments	$96,920,434	$97,515,097	$—	$194,435,531
Invesco Global Small Cap Equity Fund